PP&E - Gross (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	$ 4,947,233
PP&E at end of year	4,330,508	$ 4,947,233
PP&ES | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	11,202,925	10,971,571
Incorporation by acquisition	83,932
CAPEX	524,940	621,137
Currency translation adjustments	(267,339)	67,368
Transfers and reclassifications	5,549
Decreases	(325,669)	(457,151)
PP&E at end of year	11,224,338	11,202,925
Amount reclassified to Assets held for sale	(4,019)
Amount reclassified to impairment allowance	9,568
Real Estate | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	984,147	972,197
Incorporation by acquisition	629
CAPEX	48	978
Currency translation adjustments	(8,031)	(574)
Transfers and reclassifications	(302)	12,053
Decreases	(536)	(507)
PP&E at end of year	975,955	984,147
Switching Equipment | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	395,691	363,423
Incorporation by acquisition	3,555
CAPEX	1,071	15,914
Currency translation adjustments	(27,004)	(4,168)
Transfers and reclassifications	496,609	20,522
Decreases	(36)
PP&E at end of year	869,886	395,691
Fixed Network and Transportation | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	4,705,613	4,584,941
Incorporation by acquisition	65,308
CAPEX	155,370	147,476
Currency translation adjustments	(61,090)	25,699
Transfers and reclassifications	(204,564)	186,212
Decreases	(187,420)	(238,715)
PP&E at end of year	4,473,217	4,705,613
Mobile Network Access | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	1,096,422	968,704
CAPEX	29,869	4
Currency translation adjustments	(62,680)	19,476
Transfers and reclassifications	90,134	108,353
Decreases	(43)	(115)
PP&E at end of year	1,153,702	1,096,422
Tower and Pole | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	264,080	255,051
Currency translation adjustments	(9,638)	1,943
Transfers and reclassifications	4,498	7,310
Decreases		(224)
PP&E at end of year	258,940	264,080
Power Equipment and Installations | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	426,097	391,147
CAPEX	8,687	8,118
Currency translation adjustments	(24,012)	8,694
Transfers and reclassifications	27,119	18,140
Decreases		(2)
PP&E at end of year	437,891	426,097
Computer equipment | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	1,786,113	1,636,964
Incorporation by acquisition	1,559
CAPEX	97,913	132,050
Currency translation adjustments	(26,391)	(14,206)
Transfers and reclassifications	23,383	31,325
Decreases		(20)
PP&E at end of year	1,882,577	1,786,113
Goods lent to customers at no cost | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	314,347	443,519
Incorporation by acquisition	8,586
CAPEX	7,784	29,280
Currency translation adjustments	(10,705)	(2,747)
Transfers and reclassifications	55,490	61,000
Decreases	(130,372)	(216,705)
PP&E at end of year	245,130	314,347
Vehicles | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	152,158	147,718
Incorporation by acquisition	848
CAPEX	889	4,449
Currency translation adjustments	(1,690)	479
Transfers and reclassifications	(1,320)
Decreases	(7,159)	(488)
PP&E at end of year	143,726	152,158
Machinery, diverse equipment and tools | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	187,795	184,670
Incorporation by acquisition	616
CAPEX	1,017	2,321
Currency translation adjustments	(2,826)	(921)
Transfers and reclassifications	3,353	1,725
PP&E at end of year	189,955	187,795
Other | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	75,776	68,243
Incorporation by acquisition	481
CAPEX	3,841	3,317
Currency translation adjustments	(1,823)	823
Transfers and reclassifications	755	3,393
Decreases	(13)
PP&E at end of year	79,017	75,776
Construction in progress | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	347,259	399,032
Incorporation by acquisition	703
CAPEX	101,639	142,953
Currency translation adjustments	(14,670)	25,185
Transfers and reclassifications	(274,838)	(219,582)
Decreases	(807)	(329)
PP&E at end of year	159,286	347,259
Materials | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	467,427	555,962
Incorporation by acquisition	1,647
CAPEX	116,812	134,277
Currency translation adjustments	(16,779)	7,685
Transfers and reclassifications	(214,768)	(230,451)
Decreases	717	(46)
PP&E at end of year	$ 355,056	$ 467,427